INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Current income tax provision (benefit), federal	$ 1,000		$ 24,354	$ 26,250
Current income tax provision (benefit), state	5,000		147,000	64,250
Total current income tax provision	6,000		171,354	90,500
Deferred income tax provision (benefit), federal	$ 21,080		$ 626,280	455,000
Deferred income tax provision (benefit), state				38,000
Total deferred income tax provision	$ 21,080		$ 626,280	493,000
Change in valuation allowance	(210,800)		(626,280)	(493,000)
Provision (benefit) for income taxes, net	$ 6,000	$ 95,771	$ 171,354	$ 90,500